CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT)
Issuance of common shares upon IPO, offering costs	$ 9,883